Fair Value Measurements (Details Narrative)	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Promissory Notes Related Parties [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage	7.00%	7.00%	7.00%